Operating Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenue	$ 366,009	$ 364,125	$ 439,240
Sales of electric scooters and related parts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenue	248,137	267,497	384,480
Energy services revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenue	99,587	78,626	44,497
Leasing revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenue	10,304	7,400	578
Sales-related services revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenue	6,844	7,253	5,689
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenue	$ 1,137	$ 3,349	$ 3,996